Related Party Transactions (Details 1) - AUD ($)		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		$ 1,549,861		$ 2,046,496		$ 1,522,777
Post-Employment Superannuation Contribution		48,947		41,062		44,389
Long Term Benefits Long-service Leave		20,528		23,016		(1,061)
Equity Options				20,443		608,179
Total		1,619,336		2,131,017		2,174,284
Executives [Member] | Dianne Angus [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	[1],[2]					81,589
Short Term Benefits Other	[1],[2]
Post-Employment Superannuation Contribution	[1],[2]					5,736
Long Term Benefits Long-service Leave	[1],[2]					(8,920)
Equity Options	[1],[2]					(3,433)
Total	[1],[2]					74,972
Executives [Member] | Kathryn Andrews [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	[3]	228,788		236,665		196,689	[4]
Short Term Benefits Other	[3]						[4]
Post-Employment Superannuation Contribution	[3]	21,003		20,531		18,604	[4]
Long Term Benefits Long-service Leave	[3]	8,066		15,222		96	[4]
Equity Options	[3]					15,735	[4]
Total	[3]	257,857		272,418		231,124	[4]
Executives [Member] | Dr. David Stamler [Member]
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee		625,470	[3]	547,622	[3]	504,274	[1],[4]
Short Term Benefits Other			[3]				[1],[4]
Post-Employment Superannuation Contribution			[3]		[3]		[1],[4]
Long Term Benefits Long-service Leave			[3]		[3]		[1],[4]
Equity Options			[3]		[3]	125,877	[1],[4]
Total		$ 625,470	[3]	$ 547,622	[3]	$ 630,151	[1],[4]

[1]	Base Fee includes movements in annual leave provision for Ms Dianne Angus, Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.
[2]	The remuneration for Ms. Dianne Angus covers the period from 1 July 2017 to 10 October 2017, being the last day of her employment with the Company. The amount also includes payments of unused leave balances.
[3]	Base Fee includes movements in annual leave provision for, Ms Kathryn Andrews and Mr David Stamler accrued in accordance with their employment contracts.
[4]	The equity component of Kathryn Andrews' and David Stamler's remuneration represents the portion of unlisted options granted in prior year but vested during the current year.